Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	EATON VANCE SERIES TRUST II
Entity Central Index Key	0000074663
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000006391
Shareholder Report [Line Items]
Fund Name	Parametric Tax-Managed Emerging Markets Fund
Class Name	Class I
Trading Symbol	EITEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Parametric Tax-Managed Emerging Markets Fund for the period of July 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/parametric-fund-documents.php. You can also request this information by contacting us at 1-800-260-0761.
Additional Information Phone Number	1-800-260-0761
Additional Information Website	www.eatonvance.com/parametric-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	0.96%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.96% [1]
AssetsNet	$ 551,608,706
Holdings Count | Holding	1,416
InvestmentCompanyPortfolioTurnover	1.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$551,608,706
# of Portfolio Holdings	1,416
Portfolio Turnover Rate	1%

Holdings [Text Block]

Geographic Allocation (% of total investments)

Value	Value
Developed Europe	0.5%
North America	0.9%
Africa	8.9%
Middle East	10.2%
Emerging Europe	12.8%
Latin America	15.4%
Asia	51.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	2.0%
Tencent Holdings Ltd.	1.2%
Delta Electronics (Thailand) PCL	1.1%
Samsung Electronics Co. Ltd.	1.0%
Naspers Ltd., Class N	0.9%
America Movil SAB de CV, Series B	0.8%
Vingroup JSC	0.7%
MTN Group Ltd.	0.7%
Grupo Mexico SAB de CV, Series B	0.6%
Bharti Airtel Ltd.	0.6%
Total	9.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-260-0761

[1]	Annualized